Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

NOTE 9:- GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023

Balance at the beginning of the year	$256,310	$252,232

Acquisitions	105	3,153
Functional currency translation adjustments	(4,887)	925

Balance at year end	$251,528	$256,310